Risk Management (Details) - Schedule of contractual maturity of financial liabilities - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current accounts and other demand deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	$ 15,167,229	$ 11,326,133
Transactions in the course of payment [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	882,944	98,869
Obligations under repurchase agreements [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	289,820	305,593
Savings accounts and time deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	8,916,944	10,942,193
Full delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	4,639,401	4,303,344
Borrowings from financial institutions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	3,666,137	1,558,026
Other financial obligations [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	189,840	160,725
Debt instruments issued [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	9,760,178	10,135,540
Liabilities excluding non-delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	43,512,493	38,830,423
Non - delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	4,874,813	5,988,836
Up to 1 month [Member] | Current accounts and other demand deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	15,167,229	11,326,133
Up to 1 month [Member] | Transactions in the course of payment [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	882,944	98,869
Up to 1 month [Member] | Obligations under repurchase agreements [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	289,777	297,011
Up to 1 month [Member] | Savings accounts and time deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	6,243,204	6,421,107
Up to 1 month [Member] | Full delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	396,599	378,151
Up to 1 month [Member] | Borrowings from financial institutions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	74,424	68,843
Up to 1 month [Member] | Other financial obligations [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	189,003	142,010
Up to 1 month [Member] | Debt instruments issued [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	53,438	178,310
Up to 1 month [Member] | Liabilities excluding non-delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	23,296,618	18,910,434
Up to 1 month [Member] | Non - delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	401,144	501,461
1 to 3 months [Member] | Current accounts and other demand deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
1 to 3 months [Member] | Transactions in the course of payment [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
1 to 3 months [Member] | Obligations under repurchase agreements [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	43	8,582
1 to 3 months [Member] | Savings accounts and time deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	1,964,350	1,985,948
1 to 3 months [Member] | Full delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	364,793	351,351
1 to 3 months [Member] | Borrowings from financial institutions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	140,455	348,228
1 to 3 months [Member] | Other financial obligations [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	80	292
1 to 3 months [Member] | Debt instruments issued [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	90,285	190,329
1 to 3 months [Member] | Liabilities excluding non-delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	2,560,006	2,884,730
1 to 3 months [Member] | Non - delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	570,084	839,534
3 to 12 months [Member] | Current accounts and other demand deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
3 to 12 months [Member] | Transactions in the course of payment [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
3 to 12 months [Member] | Obligations under repurchase agreements [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
3 to 12 months [Member] | Savings accounts and time deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	648,974	2,250,153
3 to 12 months [Member] | Full delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	1,305,210	1,132,429
3 to 12 months [Member] | Borrowings from financial institutions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	340,532	934,144
3 to 12 months [Member] | Other financial obligations [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	334	17,529
3 to 12 months [Member] | Debt instruments issued [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	1,082,282	576,309
3 to 12 months [Member] | Liabilities excluding non-delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	3,377,332	4,910,564
3 to 12 months [Member] | Non - delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	929,211	1,461,804
1 to 3 years [Member] | Current accounts and other demand deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
1 to 3 years [Member] | Transactions in the course of payment [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
1 to 3 years [Member] | Obligations under repurchase agreements [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
1 to 3 years [Member] | Savings accounts and time deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	59,038	284,073
1 to 3 years [Member] | Full delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	1,088,925	974,371
1 to 3 years [Member] | Borrowings from financial institutions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	1,020,126	206,811
1 to 3 years [Member] | Other financial obligations [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	386	727
1 to 3 years [Member] | Debt instruments issued [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	2,194,406	2,091,841
1 to 3 years [Member] | Liabilities excluding non-delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	4,362,881	3,557,823
1 to 3 years [Member] | Non - delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	787,866	796,805
3 to 5 years [Member] | Current accounts and other demand deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
3 to 5 years [Member] | Transactions in the course of payment [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
3 to 5 years [Member] | Obligations under repurchase agreements [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
3 to 5 years [Member] | Savings accounts and time deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	1,222	491
3 to 5 years [Member] | Full delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	549,777	669,851
3 to 5 years [Member] | Borrowings from financial institutions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	2,090,600
3 to 5 years [Member] | Other financial obligations [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	37	167
3 to 5 years [Member] | Debt instruments issued [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	1,886,936	2,081,579
3 to 5 years [Member] | Liabilities excluding non-delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	4,528,572	2,752,088
3 to 5 years [Member] | Non - delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	644,420	738,830
Over 5 years [Member] | Current accounts and other demand deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Over 5 years [Member] | Transactions in the course of payment [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Over 5 years [Member] | Obligations under repurchase agreements [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Over 5 years [Member] | Savings accounts and time deposits [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	156	421
Over 5 years [Member] | Full delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	934,097	797,191
Over 5 years [Member] | Borrowings from financial institutions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Over 5 years [Member] | Other financial obligations [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities
Over 5 years [Member] | Debt instruments issued [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	4,452,831	5,017,172
Over 5 years [Member] | Liabilities excluding non-delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	5,387,084	5,814,784
Over 5 years [Member] | Non - delivery derivative transactions [Member]
Risk Management (Details) - Schedule of contractual maturity of financial liabilities [Line Items]
Financial liabilities	$ 1,542,088	$ 1,650,402